RISK MANAGEMENT	9 Months Ended
Sep. 30, 2022
Risk Management
RISK MANAGEMENT

12.	RISK MANAGEMENT

The Company’s exposure to market risk includes, but is not limited to, the following risks:

Interest Rate Risk

Interest rate risk is the risk that the future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is not subject to significant changes in interest rates.

Foreign Currency Exchange Rate Risk

Currency risk is the risk that the fair value or future cash flows will fluctuate because of changes in foreign currency exchange rates. In addition, the value of cash and other financial assets and liabilities denominated in foreign currencies can fluctuate with changes in currency exchange rates.

The Company operates in Canada and Botswana and undertakes transactions denominated in foreign currencies such as the United States dollar and Botswana Pula, and consequently is exposed to exchange rate risks. Exchange risks are managed by matching levels of foreign currency balances and related obligations and by maintaining operating cash accounts in non-Canadian dollar currencies.

Notes to the Unaudited Condensed Interim Consolidated Financial statements

For the Three and Nine Months Ended September 30, 2022

(Expressed in Canadian dollars)

Credit Risk

Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. The credit risk is primarily associated with liquid financial assets. The Company limits exposure to credit risk on liquid financial assets by holding cash at highly-rated financial institutions.

Price Risk

The Company is exposed to price risk with respect to commodity prices. Commodity price risk is defined as the potential adverse impact on income and economic value due to commodity price movements and volatilities. To mitigate price risk, the Company closely monitors commodity prices of precious metals and the stock market to determine the appropriate course of action to be taken by the Company.

Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities that are settled by delivering cash or another financial asset. The Company manages the liquidity risk inherent in these financial obligations by regularly monitoring actual cash flows to annual budget which forecast cash and expected cash availability to meet future obligations.

The Company will defer discretionary expenditures, as required, in order to manage and conserve cash required for current liabilities.

The following table shows the Company’s contractual obligations as at September 30, 2022:

September 30, 2022	Less than 1 year	1 - 2 years	2 - 5 years	Total
Trade payables and accrued liabilities	3,773,495	-	-	3,733,495
Vehicle financing	12,259	49,038	111,503	172,800
	3,822,803	49,038	111,503	3,906,295

Capital Risk Management

The Company manages its capital to ensure that it will be able to continue as a going concern, so that adequate funds are available or are scheduled to be raised to meet its ongoing administrative and operating costs and obligations. This is achieved by the Board of Directors’ review and ultimate approval of budgets that are achievable within existing resources, and the timely matching and release of the next stage of expenditures with the resources made available from capital raisings and debt funding from related or other parties. In doing so, the Company may issue new shares, restructure or issue new debt.

The Company is not subject to any externally imposed capital requirements imposed by a regulator or a lending institution.

Notes to the Unaudited Condensed Interim Consolidated Financial statements

For the Three and Nine Months Ended September 30, 2022

(Expressed in Canadian dollars)

In the management of capital, the Company includes the components of equity deficiency, loans and borrowings, other current liabilities, net of cash.

	September 30, 2022	December 31, 2021
Shareholder’s equity (deficiency)	123,359,195	(4,316,964)
Current liabilities	3,773,495	580,486
	127,132,690	(3,736,478)
Cash	(5,756,642)	(1,990,203)
	121,376,048	(5,726,681)